Exhibit 99.7

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series Name	2023-4
Collection Period	November 2024
Payment Date	12/20/2024
Transaction Month	18
Anticipated Redemption Date	06/22/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A-1a	$537,800,000.00	5.16%	06/20/2029
Class A-1b	$175,000,000.00	SOFR +0.85%	06/20/2029
Class B	$54,500,000.00	5.40%	06/20/2029
Class C	$32,700,000.00	5.65%	06/20/2029

Total	$800,000,000.00

Class A-1b Note Interest Derivation
SOFR Adjustment Date	12/13/2024
Compound SOFR for Interest Period	4.59824%
Spread over Compounded SOFR	0.85%
Note Interest Rate	5.44824%
Note Balance at the beginning of the Interest Period	$175,000,000.00
Days in the Interest Period	30
Note Monthly Interest	$794,535.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Series 2023-4 Available Funds and other sources of funds
Series 2023-4 Allocation Percentage x Group One Available Funds	$53,372,821.61
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$53,372,821.61

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$8,719,346.05
Required Reserve Amount	$8,719,346.05
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$8,719,346.05

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$62.01	$62.01	$0.00	$0.00	$53,372,759.60
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$53,371,509.60
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$53,371,509.60
Asset Representations Reviewer Fee	$30.64	$30.64	$0.00	$0.00	$53,371,478.96
Supplemental ARR Fee	$139.47	$139.47	$0.00	$0.00	$53,371,339.49
Servicing Fee	$612,084.84	$612,084.84	$0.00	$0.00	$52,759,254.65
Class A-1a Note Interest	$2,312,540.00	$2,312,540.00	$0.00	$0.00	$50,446,714.65
Class A-1b Note Interest	$794,535.00	$794,535.00	$0.00	$0.00	$49,652,179.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,652,179.65
Class B Note Interest	$245,250.00	$245,250.00	$0.00	$0.00	$49,406,929.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,406,929.65
Class C Note Interest	$153,962.50	$153,962.50	$0.00	$0.00	$49,252,967.15
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$49,252,967.15
Class R Interest	$49,252,967.15	$49,252,967.15	$0.00	$0.00	$0.00

Total	$53,372,821.61	$53,372,821.61	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,312,540.00	$0.00	$0.00	$2,312,540.00
Class A-1b	$0.00	$0.00	$794,535.00	$0.00	$0.00	$794,535.00
Class B	$0.00	$0.00	$245,250.00	$0.00	$0.00	$245,250.00
Class C	$0.00	$0.00	$153,962.50	$0.00	$0.00	$153,962.50

Total	$0.00	$0.00	$3,506,287.50	$0.00	$0.00	$3,506,287.50

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A-1a	$1,000.00	$4.30	$0.00	$4.30
Class A-1b	$1,000.00	$4.54	$0.00	$4.54
Class B	$1,000.00	$4.50	$0.00	$4.50
Class C	$1,000.00	$4.71	$0.00	$4.71

Total	$1,000.00	$4.38	$0.00	$4.38

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$537,800,000.00	1.00	$537,800,000.00	1.00
Class A-1b	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$54,500,000.00	1.00	$54,500,000.00	1.00
Class C	$32,700,000.00	1.00	$32,700,000.00	1.00

Total	$800,000,000.00	1.00	$800,000,000.00	1.00

Verizon Master Trust - VZMT 2023-4

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$400,000,000.00
Ending Principal Funding Account Limit	$400,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.